UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08797
                                   811-09049

Name of Fund:  BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.
               BlackRock Master Small Cap Growth Portfolio of
               BlackRock Master LLC

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 05/31/2008

Date of reporting period: 06/01/2007 - 08/31/2007

Item 1 - Schedule of Investments


BlackRock Small Cap Growth Fund II of BlackRock Series, Inc.

Schedule of Investments as of August 31, 2007 (Unaudited)

                                      Beneficial
                                        Interest    Mutual Funds                                                         Value
                                 $   340,097,847    BlackRock Master Small Cap Growth Portfolio of
                                                    BlackRock Master LLC                                           $  535,857,830

                                                    Total Investments (Cost - $486,683,907) - 100.1%                  535,857,830
                                                    Liabilities in Excess of Other Assets - (0.1%)                      (497,191)
                                                                                                                   --------------
                                                    Net Assets - 100.0%                                            $  535,360,639
                                                                                                                   ==============


BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC

Schedule of Investments as of August 31, 2007 (Unaudited)

                                          Shares
Industry                                    Held    Common Stocks                                                        Value
Aerospace & Defense - 3.5%               253,100    Argon ST, Inc. (a)                                             $    4,573,517
                                         257,800    BE Aerospace, Inc. (a)                                             10,046,466
                                          75,800    Ladish Co., Inc. (a)                                                3,977,984
                                                                                                                   --------------
                                                                                                                       18,597,967

Biotechnology - 0.3%                      60,800    Martek Biosciences Corp. (a)                                        1,642,816

Capital Markets - 2.8%                    44,500    Affiliated Managers Group, Inc. (a)                                 5,039,625
                                         125,900    Cohen & Steers, Inc.                                                4,183,657
                                         231,600    Waddell & Reed Financial, Inc. Class A                              5,752,944
                                                                                                                   --------------
                                                                                                                       14,976,226

Chemicals - 2.2%                         162,900    Agrium Inc.                                                         7,418,466
                                          99,500    Airgas, Inc.                                                        4,598,890
                                                                                                                   --------------
                                                                                                                       12,017,356

Commercial Banks - 2.2%                  157,200    Signature Bank (a)                                                  5,432,832
                                         137,600    UMB Financial Corp.                                                 6,095,680
                                                                                                                   --------------
                                                                                                                       11,528,512

Commercial Services &                    134,500    The Advisory Board Co. (a)                                          7,737,785
Supplies - 9.3%                          726,941    Diamond Management & Technology Consultants, Inc.                   7,320,296
                                         431,300    eTelecare Global Solutions, Inc. (a)(b)                             3,489,217
                                         322,470    Healthcare Services Group, Inc.                                     6,907,308
                                         223,400    IHS, Inc. Class A (a)                                              11,274,998
                                         213,000    TeleTech Holdings, Inc. (a)                                         6,230,250
                                         150,400    Watson Wyatt Worldwide, Inc.                                        7,115,424
                                                                                                                   --------------
                                                                                                                       50,075,278

Communications Equipment - 3.4%          300,500    Arris Group, Inc. (a)                                               4,561,590
                                         247,900    EMS Technologies, Inc. (a)                                          6,083,466
                                         217,300    Foundry Networks, Inc. (a)                                          4,017,877
                                         304,700    Occam Networks, Inc. (a)                                            2,742,300
                                          32,600    Polycom, Inc. (a)                                                     988,106
                                                                                                                   --------------
                                                                                                                       18,393,339

Energy Equipment &                       137,100    Atwood Oceanics, Inc. (a)                                          10,418,229
Services - 5.4%                          134,000    Oceaneering International, Inc. (a)                                 8,999,440
                                         247,500    Superior Energy Services, Inc. (a)                                  9,607,950
                                                                                                                   --------------
                                                                                                                       29,025,619

Health Care Equipment &                  146,500    Align Technology, Inc. (a)                                          3,329,945
Supplies - 8.0%                          257,100    Cutera, Inc. (a)                                                    5,725,617
                                          73,800    Hologic, Inc. (a)                                                   3,922,470
                                         123,800    Home Diagnostics, Inc. (a)                                          1,215,716
                                          79,600    Kyphon, Inc. (a)                                                    5,322,852
                                         215,900    SonoSite, Inc. (a)                                                  6,295,644
                                         419,400    Wright Medical Group, Inc. (a)                                     10,984,086
                                         268,900    Zoll Medical Corp. (a)                                              6,214,279
                                                                                                                   --------------
                                                                                                                       43,010,609

Health Care Providers &                  103,200    Magellan Health Services, Inc. (a)                                  4,189,920
Services - 3.8%                          206,500    MedCath Corp. (a)                                                   6,060,775
                                         165,700    Pediatrix Medical Group, Inc. (a)                                   9,884,005
                                                                                                                   --------------
                                                                                                                       20,134,700

Hotels, Restaurants &                    104,400    Life Time Fitness, Inc. (a)                                         5,801,508
Leisure - 8.6%                           201,200    Orient Express Hotels Ltd. Class A                                 10,070,060
                                         105,600    Panera Bread Co. Class A (a)                                        4,618,944
                                         215,900    Pinnacle Entertainment, Inc. (a)                                    6,006,338
                                         262,700    Ruth's Chris Steak House, Inc. (a)                                  4,366,074
                                         230,100    Scientific Games Corp. Class A (a)                                  8,028,189
                                         120,100    Vail Resorts, Inc. (a)                                              6,867,318
                                                                                                                   --------------
                                                                                                                       45,758,431

Household Durables - 1.1%                258,900    iRobot Corp. (a)                                                    5,711,334

IT Services - 7.9%                       619,721    ExlService Holdings, Inc. (a)                                      11,774,699
                                         359,400    Forrester Research, Inc. (a)                                        9,132,354
                                         663,900    SYKES Enterprises, Inc. (a)                                        10,947,711
                                         289,200    Wright Express Corp. (a)                                           10,668,588
                                                                                                                   --------------
                                                                                                                       42,523,352

Internet Software &                        9,600    ComScore, Inc. (a)                                                    205,632
Services - 5.1%                        1,928,800    SkillSoft Plc (a)(b)                                               17,204,896
                                       1,185,300    SonicWALL, Inc. (a)                                                10,169,874
                                                                                                                   --------------
                                                                                                                       27,580,402

Leisure Equipment &                      261,706    Smith & Wesson Holding Corp. (a)                                    5,495,826
Products - 1.0%

Life Sciences Tools &                    357,500    Bruker BioSciences Corp. (a)                                        2,552,550
Services - 1.3%                          250,725    Qiagen NV (a)                                                       4,267,331
                                                                                                                   --------------
                                                                                                                        6,819,881

Machinery - 3.0%                          85,500    Actuant Corp. Class A                                               5,214,645
                                         109,700    Bucyrus International, Inc.                                         6,855,153
                                         109,400    RBC Bearings, Inc. (a)                                              3,883,700
                                                                                                                   --------------
                                                                                                                       15,953,498

Media - 4.5%                           1,016,779    CKX, Inc. (a)                                                      12,445,375
                                         245,721    Dolan Media Co. (a)                                                 4,882,477
                                         326,446    Outdoor Channel Holdings, Inc. (a)                                  2,938,014
                                         252,000    World Wrestling Entertainment, Inc.                                 3,817,800
                                                                                                                   --------------
                                                                                                                       24,083,666

Metals & Mining - 2.4%                   143,400    Century Aluminum Co. (a)                                            7,052,412
                                         138,300    Quanex Corp.                                                        5,989,773
                                                                                                                   --------------
                                                                                                                       13,042,185

Oil, Gas &                               153,400    Comstock Resources, Inc. (a)                                        4,223,102
Consumable Fuels - 1.5%                  184,500    Massey Energy Co.                                                   3,828,375
                                                                                                                   --------------
                                                                                                                        8,051,477

Pharmaceuticals - 2.8%                   296,900    Medicis Pharmaceutical Corp. Class A                                9,067,326
                                         243,000    Noven Pharmaceuticals, Inc. (a)                                     3,708,180
                                       1,001,700    Santarus, Inc. (a)                                                  2,484,216
                                                                                                                   --------------
                                                                                                                       15,259,722

Real Estate Management &               1,002,900    Move, Inc. (a)                                                      3,008,700
Development - 0.6%

Semiconductors &                         574,100    Micrel, Inc.                                                        6,286,395
Semiconductor Equipment - 6.0%           346,200    Microsemi Corp. (a)                                                 8,779,632
                                         268,334    Silicon Motion Technology Corp. (a)(b)                              5,796,014
                                          32,600    Spreadtrum Communications, Inc. (a)(b)                                420,214
                                         300,700    Standard Microsystems Corp. (a)                                    10,819,186
                                                                                                                   --------------
                                                                                                                       32,101,441

Software - 8.7%                          227,800    ACI Worldwide, Inc. (a)                                             5,918,244
                                         288,900    Aladdin Knowledge Systems Ltd. (a)                                  6,170,904
                                         231,600    Blackboard, Inc. (a)                                                9,673,932
                                           8,600    BladeLogic, Inc. (a)                                                  217,666
                                         334,600    Commvault Systems, Inc. (a)                                         6,374,130
                                         112,500    DemandTec, Inc. (a)                                                 1,078,875
                                         514,100    i2 Technologies, Inc. (a)                                           8,163,908
                                         285,000    Jack Henry & Associates, Inc.                                       7,478,400
                                          57,000    Net 1 UEPS Technologies, Inc. (a)                                   1,408,470
                                                                                                                   --------------
                                                                                                                       46,484,529

Specialty Retail - 2.0%                  243,250    Coldwater Creek, Inc. (a)                                           3,026,030
                                         115,500    Dick's Sporting Goods, Inc. (a)                                     7,495,950
                                                                                                                   --------------
                                                                                                                       10,521,980

Textiles, Apparel &                      110,106    The Warnaco Group, Inc. (a)                                         3,842,699
Luxury Goods - 0.7%

                                                    Total Common Stocks (Cost - $476,467,622) - 98.1%                 525,641,545


                                            Face
                                          Amount    Short-Term Securities
Time Deposits - 1.7%               $   9,283,327    Brown Brothers Harriman & Co., 4.29% due 9/04/2007                  9,283,327

                                                    Total Short-Term Securities
                                                    (Cost - $9,283,327) - 1.7%                                          9,283,327

                                                    Total Investments (Cost - $485,750,949*) - 99.8%                  534,924,872
                                                    Other Assets Less Liabilities - 0.2%                                  932,958
                                                                                                                   --------------
                                                    Net Assets - 100.0%                                            $  535,857,830
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments as of August 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                             $        486,304,379
                                               ====================
    Gross unrealized appreciation              $         81,624,672
    Gross unrealized depreciation                      (33,004,179)
                                               --------------------
    Net unrealized appreciation                $         48,620,493
                                               ====================

(a) Non-income producing security.

(b) Depositary receipts.

  o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and
BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC


Date: October 22, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer (principal executive officer) of
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC


Date: October 22, 2007


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Financial Officer (principal financial officer) of
       BlackRock Small Cap Growth Fund II of BlackRock Series, Inc. and BlackRock Master Small Cap Growth Portfolio of BlackRock Master LLC


Date: October 22, 2007